Investment in and loan to Merit Functional Foods Corporation	12 Months Ended
Mar. 31, 2022
Investment in and Loan to Shareholders [Abstract]
Investment in and loan to Merit Functional Foods Corporation [Text Block]

7. Investment in and loan to Merit Functional Foods Corporation

On May 23, 2019, Burcon NutraScience Holdings Corp. ("Burcon Holdings") entered into a shareholders' agreement (the "Shareholders' Agreement") with two other entities (the "Partners") to become shareholders of Merit Foods, to build and own a commercial production facility (the "Flex Production Facility") in Manitoba, Canada to produce, sell, market and distribute Burcon's Peazazz® and Peazac® pea proteins, Burcon's Puratein®, Supertein® and Nutratein® canola proteins, as well as Burcon's pea and canola protein blends that it has branded Nutratein-PS® and Nutratein-TZ®. The construction of the Flex Production Facility was completed by December 31, 2020.

On inception, Burcon Holdings held 40% of the issued and outstanding shares of Merit Foods, and the two other parties held 40% and 20%, respectively. Each shareholder made its respective capital loan advances in June, September, December 2019 and February 2020 by way of shareholder loans totalling $32.5 million (the "Merit Shareholder Loans").

On August 27, 2020, Bunge Limited ("Bunge") made an investment of $30 million into Merit Foods. In addition to purchasing equity directly from Merit Foods, Bunge purchased additional shares and debt from the other shareholders of Merit Foods. As a result of these transactions, Bunge became a 25% shareholder in Merit Foods and Burcon's ownership interest in Merit Foods decreased to 33.3%. As a result of the dilution of Burcon's ownership interest in Merit Foods, Burcon recorded a dilution gain of $6,384,942 in fiscal 2021.

In October 2021, Bunge exercised its right to subscribe for additional common shares of Merit Foods for an aggregate subscription price of $4.95 million. Following the investment by Bunge in Merit Foods in October 2021, Bunge's interest in Merit Foods increased from 25.0% to 28.9% and Burcon's interest in Merit Foods decreased from 33.3% to 31.6%. As a result of the dilution in Burcon's ownership interest in Merit Foods, Burcon recorded a dilution gain of $961,164 in fiscal 2022.

Merit completed the commissioning process on December 31, 2021. In addition, the pea and canola protein technology that is currently under license with Merit Foods was capable of operating in the manner intended by management with the commissioning of the Flex Production Facility, Burcon ceased capitalization of costs to deferred development and commenced amortization of deferred development costs on January 1, 2022. Merit commenced the amortization of the facility on January 1, 2022.

Under the amended license and production agreement (the "Amended License Agreement"), Burcon receives running royalties on the net revenue (as defined in the Amended License Agreement) from sales of pea and canola products (the "Licensed Products") by Merit Foods. Burcon is responsible for technology transfer to Merit Foods, and has been providing assistance, under a services agreement (the "Services Agreement"), to support design, construction and commissioning of the commercial protein production facility, as well as providing other services and sample production services.

As of March 31, 2022, Burcon Holdings has made capital loan advances of $13.0 million to Merit Foods in the form of shareholder loans.

	Investment in Share capital $	Capital Contribution $	Loan receivable $	Total net investment $

At inception	1	-	11,000,000	11,000,001
Modification to loan terms	-	8,871,512	(8,871,512)	-
Capital loan advance	-	1,613,002	386,998	2,000,000
Share of loss in Merit Foods	-	(939,806)	-	(939,806)
Interest accretion	-	-	144,343	144,343

Net investment in Merit Foods, March 31, 2020	1	9,544,708	2,659,829	12,204,538
Share of loss in Merit Foods	-	(2,421,459)	-	(2,421,459)
Dilution gain of investment in Merit Foods	-	6,384,942	-	6,384,942
Interest accretion	-	-	307,875	307,875
Expected credit loss provision	-	-	(74,193)	(74,193)

Net Investment in Merit Foods, March 31, 2021	1	13,508,191	2,893,511	16,401,703
Share of loss in Merit Foods	-	(4,294,789)	-	(4,294,789)
Dilution gain of investment in Merit Foods	-	961,164	-	961,164
Interest accretion	-	-	343,503	343,503
Expected credit loss provision	-	-	(8,807)	(8,807)
Net Investment in Merit Foods, March 31, 2022	1	10,174,566	3,228,207	13,402,774

From inception to December 2019, the Merit Shareholder Loans were recorded as loan receivable. In December 2019, the terms of the Merit Shareholder Loans were finalized. The loans are non-interest bearing, unsecured, subordinated to Merit Foods' other secured and unsecured debts, have a term of 15 years, and may be repaid by Merit Foods, without penalty or bonus, on a pro-rata basis based on the proportionate share of each shareholder's loan outstanding in relation to the other shareholders of Merit Foods applied to the outstanding principal amounts. As a result, Burcon recalculated the fair value at that date, resulting in a reduction of the fair value of the loan receivable that was transferred to a capital contribution account. Notional interest is accruing on the loan receivable at 11% per annum, which is considered to be the market rate of interest. For the year ended March 31, 2022, the Company recorded interest accretion of $343,503 (2021 - $307,875; 2020 - $144,343). During the year ended March 31, 2021, an expected credit loss provision of $74,193 was recognized in relation to the loan receivable and included in interest and other expense on the consolidated statement of operations and comprehensive loss. During the year ended March 31, 2022, an additional credit loss provision of $8,807 was recognized by the Company.

Subsequent to March 31, 2022, the Company made an additional capital loan advance of $3.16 million to Merit Foods in the form of a shareholder loan with the same terms as the previous capital loan advances.

During fiscal 2021, Merit Foods secured a debt financing package of up to $85 million of capital from a syndicate of lenders including Export Development Canada ("EDC"), Farm Credit Canada ("FCC") and the Canadian Imperial Bank of Commerce ("CIBC"). The Partners and Burcon Holdings were required to pledge their shares in Merit Foods as security under the loan facilities from EDC. Bunge also pledged its shares as security under the EDC loan facilities after its investment in Merit Foods. In connection with the loan facilities from EDC, Merit Foods had to fulfill various obligations, including the establishment and maintenance of a cost overrun account in a prescribed amount in connection with the costs related to construction of the Flex Production Facility. $6.5 million of this amount was permitted to be funded by way of a letter of credit ("LC"). To assist Merit Foods to fulfill this obligation, Burcon Holdings obtained a LC from HSBC Bank Canada ("HSBC") in April 2020, which was secured by a term deposit with HSBC in the same amount. As part of the investment by Bunge into Merit Foods, the LC was released on August 28, 2020.

In connection with the LC, Burcon Holdings entered into a short-term loan agreement (the "Merit Loan Agreement") with Merit Foods in the amount of $6.5 million (the "Merit Loan"). The Merit Loan bore interest at 5% per annum, compounded annually, payable by way of a lump sum balloon payment at the end of the term. Concurrent with the termination of the LC on August 28, 2020, the Merit Loan Agreement was also terminated on the same date. For the year ended March 31, 2022, Burcon recorded interest income of $nil (2021 - $120,205; 2020 - $nil) related to the Merit Loan. Burcon Holdings and the Partners provided guarantees in the aggregate amount of $1.25 million to CIBC, of which Burcon Holdings' proportionate share was $500,000. In connection with Bunge's investment into Merit Foods in August 2020, Burcon Holdings' amount was reduced to $416,625.

During fiscal 2021, Merit Foods secured additional debt financing of $10 million in the form of a 10-year interest-free loan from Agriculture and Agri-Food Canada (the "AIP Loan"). Burcon Holdings and the Partners provided a guarantee for the AIP Loan (the "AIP Guarantee"). The obligations of the AIP Guarantee are joint and several. However, Burcon Holdings and the Partners (the "AIP Guarantors") entered into a reciprocal indemnity agreement (the "Indemnity Agreement'). Under the Indemnity Agreement, if any AIP Guarantor (each, a "Paying Guarantor") is required to make payment under the AIP Guarantee and any other AIP Guarantor (each, a "Contributing Guarantor") has not made a corresponding payment equal to its share based on its shareholdings in Merit Foods ("Contributive Share"), such Contributing Guarantor(s) shall pay the Paying Guarantor such amounts so that, after payment, all obligations and liabilities under the AIP Guarantee will have been borne by the AIP Guarantors in their original respective shareholding percentage in Merit Foods.

During fiscal 2021, Merit Foods secured a total of $99.2 million financing package from the Government of Canada that included the financing noted above from EDC, FCC, AIP and Protein Industries Canada ("PIC"). In addition to the co-investment received by Merit Foods from PIC, a further co-investment by PIC to Merit Foods ("PIC 2") was announced in May 2021 to develop new plant-based products. The project has a total investment of $7.9 million, with PIC funding one-half of the total investment into the project.

During fiscal 2022, Merit Foods and three of its partners received a further co-investment from PIC for the development and distribution of a line of meat alternatives to pork and Wagyu beef, which will be sold under two of its partners' branded products. The new line of meat alternatives is expected to be distributed throughout Europe, Asia and North America. The project has a total investment of $7.6 million, with PIC funding one-half of the total investment into the project. Also during fiscal 2022, Merit Foods obtained additional financing of $10.0 million from the FCC.

During fiscal 2022, the shareholders of the Partners (the "EDC Guarantors") provided guarantees of $10 million (the "EDC Guarantee") to EDC in order for Merit Foods to meet certain credit requirements required by EDC under the loan agreements with EDC. Burcon Holdings and the EDC Guarantors entered into a reciprocal indemnity agreement (the "EDC Indemnity Agreement"). Under the EDC Indemnity Agreement, if any EDC Guarantor (each, a "EDC Paying Guarantor") is required to make payment under the EDC Guarantee and any other EDC Guarantor and Burcon Holdings (each, a "EDC Contributing Guarantor") has not made a corresponding payment equal to its Contributive Share, such EDC Contributing Guarantor(s) shall pay the EDC Paying Guarantor such amounts so that, after payment, all obligations and liabilities under the EDC Guarantee will have been borne by the EDC Guarantors in their respective Contributive Shares. Burcon's Contributive Share under the EDC Indemnity Agreement is 44.44%. As a result of Bunge’s investment in October 2021, the aggregate liability of the EDC Guarantors under the EDC Guarantee was reduced to $5.05 million, and Burcon’s maximum liability under the EDC Indemnity Agreement has been reduced to $2.24 million. Subsequent to March 31, 2022, as a result of the $10 million cash injection by the shareholders of Merit Foods, the EDC released the personal guarantees provided by the EDC Guarantors. As a result, the EDC Indemnity Agreement was also released.

During the year ended March 31, 2022, Burcon recorded royalty revenues of $171,471 (2021 - $nil; 2020 - $nil) from Merit's sales of the Licensed Products, of which $124,359 was included in amounts receivable as at March 31, 2022 (2021 - $nil; 2020 - $nil).

For the year ended March 31, 2022, included in management fee income is $110,504 (2021 - $334,760; 2020 - $350,014) for services provided and $287 (2021 - $524,321; 2020 - $114,766) of samples sold to Merit Foods, of which $1,210 was included in amounts receivable at March 31, 2022 (2021 - $66,709; 2020 - $110,594).

Merit Foods also provides certain consulting services to Burcon. For the year ended March 31, 2022, Burcon recorded professional fee expense of $9,415 (2021 - $10,720; 2020 - $nil), of which $nil was included in accounts payable and accrued liabilities as at March 31, 2022 (2021 - $nil; 2020 - $nil).

Summary financial position for Merit Foods as at March 31, 2022 and 2021

	As at March 31, 2022	As at March 31, 2021
	$	$

Current assets	8,772,383	16,125,384
Non-current assets	132,469,291	124,970,303
Current liabilities	6,026,955	9,303,585
Non-current liabilities	103,910,943	93,642,063

Summary financial results for Merit Foods

	Year ended March 31, 2022	Year ended March 31, 2021	Period ended March 31, 2020[1]
	$	$	$

Total revenue	6,284,174	396,093	-
Loss for the period	(13,271,029)	(6,837,195)	(2,349,515)

[1]Merit Foods was incorporated on May 15, 2019. As a result, information in this table represents certain financial information of Merit Foods from the date of its incorporation to March 31, 2020.